September 27, 2011

VIA EDGAR AND OVERNIGHT MAIL

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Mr. John Krug
Mr. Jeffrey Riedler
Ms. Jennifer Riegel
Ms. Sasha Parikh
Mr. Don Abbott

Re:	Trimeris, Inc.
Registration Statement on Form S-4 (File No. 333-175512)
Amendment No. 3

Dear Mr. Krug, Mr. Riedler, Ms. Riegel, Ms. Parikh and Mr. Abbott:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Trimeris, Inc. (the “Company”), is Amendment No. 3 (“Amendment No. 3”) amending Amendment No. 2 to the Company’s Registration Statement on Form S-4 filed with the United States Securities and Exchange Commission (the “Commission”) on September 16, 2011 (“Amendment No. 2”). Amendment No. 3 is marked to show changes from Amendment No. 2. Amendment No. 2, as amended by Amendment No. 3 and all future amendments, is referred to herein as the “Registration Statement.”

Amendment No. 3 is also being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated September 26, 2011 with respect to Amendment No. 2. The numbering of the paragraphs below corresponds to the numbering in the comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of this response letter correspond to the page numbers of Amendment No. 3.

Staff Comments and Company Responses

Trimeris Financial Forecasts, page 82

1.	Please expand your disclosure to disclose that the Acquisition Scenario assumes that there will be a net loss carryover offset such that no taxes will need to be paid through 2021.

United States Securities and Exchange Commission

September 27, 2011

In response to the Staff’s comment, the Company has expanded the disclosure on page 83 of Amendment No. 3 to disclose that the Acquisition Scenario assumes that there will be net operating loss carryforwards available such that no taxes will need to be paid through 2021.

Synageva Financial Forecasts, page 85

2.	Please revise your disclosure of Synageva’s Net Income/(Loss) for 2011 through 2021 to be consistent with the projections provided to the Staff on August 22, 2011. Alternatively, please advise us why the projected information is different than the information provided to the Staff. In the event multiple projections were provided to MTS Securities in connection with its financial analysis, please provide the copies of the all projections provided.

The Company respectfully advises the Staff that the net income/(loss) projections included in the Registration Statement are different than the projections previously provided to the Staff because the information in the Registration Statement reflects Synageva on a stand-alone basis. The Synageva projections previously provided to the Staff were the projections provided by Synageva to Trimeris and reflect Synageva and Trimeris on a combined company basis. MTS Securities removed Trimeris’ revenues and expenses from the Synageva projections so that MTS Securities could conduct its analyses of Synageva on a stand-alone basis. The removal of Trimeris’ revenues and expenses from the Synageva projections had a corresponding impact on the net income/(loss) projections of Synageva. The resulting projections were the projections included in the Registration Statement, and the disclosure in the Registration Statement has been revised to clarify that the projections included therein were the projections used by MTS Securities based on projections provided by Synageva.

Additionally, the Company has added disclosure on page 86 of Amendment No. 3 to disclose additional adjustments to net income/(loss) that MTS Securities made based on applying NOL carryforwards in order to calculate income tax expenses.

Trimeris Security Ownership of Certain Beneficial Owners and Management, page 223

Synageva Security Ownership of Certain Beneficial Owners and Management, page 225

Security Ownership of Certain Beneficial Owners and Management of the Combined Company Following the Merger, page 227

3.	Please revise these tables to present the information as of the most recent practicable date. See Item 403 of Regulation S-K.

In response to the Staff’s comment, the Company has revised the tables and related footnotes on pages 223 through 227 of Amendment No. 3 to present the information as of the most recent practicable date in accordance with Item 403 of Regulation S-K. Additionally, the Company has revised the tables on

United States Securities and Exchange Commission

September 27, 2011

pages 16, 30 and 37 of Amendment No. 3 to present certain ownership information of certain directors and executive officers as of the most recent practicable date.

* * * * * * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 3 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 3 or this response letter to the undersigned at (858) 458-3035 or Carl Sanchez at (858) 458-3030.

Sincerely,

/s/ Elizabeth A. Razzano

Elizabeth A. Razzano

for PAUL HASTINGS LLP

Enclosures

cc:	Martin Mattingly, Trimeris, Inc.
James Thomas, Trimeris, Inc.
Carl R. Sanchez, Paul Hastings LLP
Mark Rubenstein, Ropes & Gray LLP